UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS (INSTITUTIONAL SHARES)(a) — 100.3%
Equity — 61.9%
320,527	Goldman Sachs Structured International Equity Fund—22.2%	$3,246,937
190,075	Goldman Sachs Structured Large Cap Value Fund—11.5%	1,687,865
108,708	Goldman Sachs Structured Large Cap Growth Fund—8.1%	1,189,260
138,859	Goldman Sachs Structured Emerging Markets Equity Fund—7.1%	1,046,994
106,121	Goldman Sachs Structured Small Cap Equity Fund—6.6%	959,332
61,326	Goldman Sachs Structured International Small Cap Fund—3.0%	432,964
28,477	Goldman Sachs Real Estate Securities Fund—1.8%	270,534
35,799	Goldman Sachs International Real Estate Securities Fund—1.6%	236,633

		9,070,519

Fixed Income — 38.4%
184,234	Goldman Sachs Inflation Protected Securities Fund—14.1%	2,061,582
121,812	Goldman Sachs Global Income Fund—10.4%	1,531,177
101,693	Goldman Sachs Commodity Strategy Fund—4.3%	638,633
51,538	Goldman Sachs Core Fixed Income Fund—3.4%	492,190
64,104	Goldman Sachs High Yield Fund—3.0%	437,188
20,292	Goldman Sachs Emerging Markets Debt Fund—1.6%	237,013
26,156	Goldman Sachs Local Emerging Markets Debt Fund—1.6%	236,189

		5,633,972

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$14,704,491

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(49,937)

NET ASSETS — 100.0%		$14,654,554

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$16,001,617

Gross unrealized gain	1,022,786
Gross unrealized loss	(2,319,912)

Net unrealized security loss	$(1,297,126)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS (INSTITUTIONAL SHARES)(a) — 100.3%
Equity — 69.5%
362,917	Goldman Sachs Structured International Equity Fund—25.5%	$3,676,350
216,748	Goldman Sachs Structured Large Cap Value Fund—13.3%	1,924,723
130,336	Goldman Sachs Structured Large Cap Growth Fund—9.9%	1,425,879
144,438	Goldman Sachs Structured Emerging Markets Equity Fund—7.6%	1,089,063
107,533	Goldman Sachs Structured Small Cap Equity Fund—6.7%	972,104
63,434	Goldman Sachs Structured International Small Cap Fund—3.1%	447,845
27,809	Goldman Sachs Real Estate Securities Fund—1.8%	264,181
34,872	Goldman Sachs International Real Estate Securities Fund—1.6%	230,503

		10,030,648

Fixed Income — 30.8%
136,174	Goldman Sachs Inflation Protected Securities Fund—10.6%	1,523,784
106,835	Goldman Sachs Global Income Fund—9.3%	1,342,917
106,939	Goldman Sachs Commodity Strategy Fund—4.6%	671,575
48,949	Goldman Sachs High Yield Fund—2.3%	333,832
18,288	Goldman Sachs Emerging Markets Debt Fund—1.5%	213,605
23,537	Goldman Sachs Local Emerging Markets Debt Fund—1.5%	212,540
15,513	Goldman Sachs Core Fixed Income Fund—1.0%	148,147

		4,446,400

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$14,477,048

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(43,859)

NET ASSETS — 100.0%		$14,433,189

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$16,253,764

Gross unrealized gain	347,843
Gross unrealized loss	(2,124,559)

Net unrealized security loss	$(1,776,716)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS (INSTITUTIONAL SHARES)(a) – 100.3%
Equity — 75.6%
472,164	Goldman Sachs Structured International Equity Fund—28.4%	$4,783,019
279,647	Goldman Sachs Structured Large Cap Value Fund—14.7%	2,483,271
173,166	Goldman Sachs Structured Large Cap Growth Fund—11.2%	1,894,435
176,272	Goldman Sachs Structured Emerging Markets Equity Fund—7.9%	1,329,091
128,680	Goldman Sachs Structured Small Cap Equity Fund—6.9%	1,163,270
73,590	Goldman Sachs Structured International Small Cap Fund—3.1%	519,548
32,225	Goldman Sachs Real Estate Securities Fund—1.8%	306,133
40,314	Goldman Sachs International Real Estate Securities Fund—1.6%	266,476

		12,745,243

Fixed Income — 24.7%
112,814	Goldman Sachs Inflation Protected Securities Fund—7.5%	1,262,383
90,291	Goldman Sachs Global Income Fund—6.7%	1,134,954
123,454	Goldman Sachs Commodity Strategy Fund—4.6%	775,290
56,983	Goldman Sachs High Yield Fund—2.3%	388,624
27,315	Goldman Sachs Local Emerging Markets Debt Fund—1.5%	246,658
21,089	Goldman Sachs Emerging Markets Debt Fund—1.5%	246,319
10,630	Goldman Sachs Core Fixed Income Fund—0.6%	101,520

		4,155,748

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$16,900,991

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(45,443)

NET ASSETS — 100.0%		$16,855,548

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$18,419,592

Gross unrealized gain	914,390
Gross unrealized loss	(2,432,991)

Net unrealized security loss	$(1,518,601)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS (INSTITUTIONAL SHARES)(a) — 100.1%
Equity — 84.3%
757,976	Goldman Sachs Structured International Equity Fund—32.5%	$7,678,293
445,083	Goldman Sachs Structured Large Cap Value Fund—16.7%	3,952,334
284,552	Goldman Sachs Structured Large Cap Growth Fund—13.2%	3,112,995
262,353	Goldman Sachs Structured Emerging Markets Equity Fund—8.4%	1,978,144
186,372	Goldman Sachs Structured Small Cap Equity Fund—7.1%	1,684,802
101,636	Goldman Sachs Structured International Small Cap Fund—3.0%	717,551
44,469	Goldman Sachs Real Estate Securities Fund—1.8%	422,453
55,863	Goldman Sachs International Real Estate Securities Fund—1.6%	369,253

		19,915,825

Fixed Income — 15.8%
171,149	Goldman Sachs Commodity Strategy Fund—4.5%	1,074,817
65,615	Goldman Sachs Inflation Protected Securities Fund—3.1%	734,232
57,313	Goldman Sachs Global Income Fund—3.1%	720,433
78,880	Goldman Sachs High Yield Fund—2.3%	537,963
37,813	Goldman Sachs Local Emerging Markets Debt Fund—1.4%	341,452
29,180	Goldman Sachs Emerging Markets Debt Fund—1.4%	340,961

		3,749,858

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.1%		$23,665,683

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(33,245)

NET ASSETS — 100.0%		$23,632,438

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$25,116,566

Gross unrealized gain	1,478,239
Gross unrealized loss	(2,929,122)

Net unrealized security loss	$(1,450,883)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS (INSTITUTIONAL SHARES)(a) — 100.0%
Equity — 88.0%
501,089	Goldman Sachs Structured International Equity Fund—33.4%	$5,076,036
300,974	Goldman Sachs Structured Large Cap Value Fund—17.6%	2,672,645
194,622	Goldman Sachs Structured Large Cap Growth Fund—14.0%	2,129,164
181,623	Goldman Sachs Structured Emerging Markets Equity Fund—9.0%	1,369,438
122,080	Goldman Sachs Structured Small Cap Equity Fund—7.3%	1,103,605
71,934	Goldman Sachs Structured International Small Cap Fund—3.3%	507,852
28,377	Goldman Sachs Real Estate Securities Fund—1.8%	269,585
35,670	Goldman Sachs International Real Estate Securities Fund—1.6%	235,776

		13,364,101

Fixed Income – 12.0%
106,521	Goldman Sachs Commodity Strategy Fund—4.4%	668,952
49,638	Goldman Sachs Global Income Fund—4.1%	623,952
34,353	Goldman Sachs High Yield Fund—1.5%	234,287
12,644	Goldman Sachs Emerging Markets Debt Fund—1.0%	147,677
16,328	Goldman Sachs Local Emerging Markets Debt Fund—1.0%	147,545

		1,822,413

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.0%		$15,186,514

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(3,340)

NET ASSETS — 100.0%		$15,183,174

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$17,186,048

Gross unrealized gain	365,936
Gross unrealized loss	(2,365,470)

Net unrealized security loss	$(1,999,534)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS (INSTITUTIONAL SHARES)(a) — 100.4%
Equity — 92.1%
346,545	Goldman Sachs Structured International Equity Fund—34.5%	$3,510,498
212,776	Goldman Sachs Structured Large Cap Value Fund—18.6%	1,889,451
138,995	Goldman Sachs Structured Large Cap Growth Fund—14.9%	1,520,606
131,049	Goldman Sachs Structured Emerging Markets Equity Fund—9.7%	988,106
83,891	Goldman Sachs Structured Small Cap Equity Fund—7.4%	758,370
52,899	Goldman Sachs Structured International Small Cap Fund—3.7%	373,469
19,005	Goldman Sachs Real Estate Securities Fund—1.8%	180,547
23,864	Goldman Sachs International Real Estate Securities Fund—1.5%	157,742

		9,378,789

Fixed Income — 8.3%
69,482	Goldman Sachs Commodity Strategy Fund—4.3%	436,345
17,384	Goldman Sachs Global Income Fund—2.2%	218,523
11,965	Goldman Sachs High Yield Fund—0.8%	81,599
5,735	Goldman Sachs Local Emerging Markets Debt Fund—0.5%	51,783
4,395	Goldman Sachs Emerging Markets Debt Fund—0.5%	51,371

		839,621

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.4%		$10,218,410

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(38,875)

NET ASSETS — 100.0%		$10,179,535

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,739,969

Gross unrealized gain	38,650
Gross unrealized loss	(2,560,209)

Net unrealized security loss	$(2,521,559)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios as well as the Underlying Funds is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time it determines an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy:

	Retirement Strategy 2010			Retirement Strategy 2015			Retirement Strategy 2020
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$9,070,519	$—	$—	$10,030,648	$—	$—	$12,745,243	$—	$—
Fixed Income Underlying Funds	5,633,972	—	—	4,446,400	—	—	4,155,748	—	—

Total	$14,704,491	$—	$—	$14,477,048	$—	$—	$16,900,991	$—	$—

	Retirement Strategy 2030			Retirement Strategy 2040			Retirement Strategy 2050
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$19,915,825	$—	$—	$13,364,101	$—	$—	$9,378,789	$—	$—
Fixed Income Underlying Funds	3,749,858	—	—	1,822,413	—	—	839,621	—	—

Total	$23,665,683	$—	$—	$15,186,514	$—	$—	$10,218,410	$—	$—

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2010

* Print the name and title of each signing officer under his or her signature.